RUSSELL INVESTMENT COMPANY

Supplement dated October 18, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

LifePoints Target Distribution Strategies Funds

DATED April 30, 2010

As Supplemented through October 1, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the LifePoints Target Distribution Strategies SAI, the paragraph regarding GLG Inc. under the heading “Russell Global Equity Fund” is deleted and replaced with the following:

GLG Inc. is an indirect, wholly-owned subsidiary of Man Group plc, a corporation listed on the London Stock Exchange.

RUSSELL INVESTMENT COMPANY

Supplement dated October 18, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Fund of Funds

DATED March 1, 2010

As Supplemented through October 1, 2010

In the section entitled “Money Manager Information for the Underlying Funds” in the Fund of Funds SAI, the paragraph regarding GLG Inc. under the heading “Russell Global Equity Fund” is deleted and replaced with the following:

GLG Inc. is an indirect, wholly-owned subsidiary of Man Group plc, a corporation listed on the London Stock Exchange.

RUSSELL INVESTMENT COMPANY

Supplement dated October 18, 2010 to

STATEMENT OF ADDITIONAL INFORMATION

Non-Fund of Funds

DATED March 1, 2010

As Supplemented through October 1, 2010

In the section entitled “Money Manager Information” in the Non-Fund of Funds SAI, the paragraph regarding GLG Inc. under the heading “Russell Global Equity Fund” is deleted and replaced with the following:

GLG Inc. is an indirect, wholly-owned subsidiary of Man Group plc, a corporation listed on the London Stock Exchange.